Property, Plant and Equipment	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment consist of the following components:

	31 March
(Millions of US dollars)	2023	2022
Land	$79.8	$83.6
Buildings	568.1	530.6
Machinery and equipment	2,044.2	1,880.0
Construction in progress	502.6	167.9
Property, plant and equipment, at cost	3,194.7	2,662.1
Less accumulated depreciation	(1,355.1)	(1,205.1)
Property, plant and equipment, net	$1,839.6	$1,457.0
Depreciation expense for the fiscal years ended 31 March 2023, 2022 and 2021 was US$166.8 million, US$155.6 million and US$129.6 million, respectively.
The amount of capitalized interest was US$8.5 million and US$1.9 million for the years ended 31 March 2023 and 2022, respectively.